TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before taxes as reported in the statements of operations		$ 904	$ 5,031	$ 3,402
Tax rate	20.00%	25.00%	26.50%	26.50%
Theoretical tax		$ 226	$ 1,333	$ 902
Increase (decrease) in taxes:
Non-deductible items		249	211	746
Losses and other items for which a valuation allowance was provided		977	579	939
Realization of carryforward tax losses for which valuation allowance was provided		(541)	(587)	(2,382)
Changes in valuation allowance		(1,602)	(567)	(1,034)
Tax rate differences in subsidiaries		236	276	571
Provision for uncertain tax positions		(230)	147	55
Taxes in respect of prior years		79	7
Tax withheld against which valuation allowance was provided this year		602	671	391
Investment tax credit		(220)	(158)	(160)
Other		102	11	54
Total taxes on income		$ (122)	$ 1,923	$ 82